Deferred Tax Assets/(Liabilities) - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Maximum period available in the PRC for tax losses carrying forward to set off future assessable income	five years
Unused tax losses for which no deferred tax assets has been recognized	¥ 667	¥ 492
Other deductible temporary differences for which no deferred tax assets has been recognized	¥ 951	¥ 822